Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 308,014	$ 270,905
Depreciation	(53,512)	(44,752)	$ (26,685)
Amount at end of year	354,443	308,014	270,905
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	36,285	2,455
Increase charged to profit/ (loss)		36,188	2,455
Decrease charged to profit/ (loss)	(5,032)	(1,245)
Depreciation	(9,955)	(2,877)
Translation differences	5,237	1,869
Deconsolidation of subsidiaries		(105)
Amount at end of year	$ 26,535	$ 36,285	$ 2,455